Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000226667
Shareholder Report [Line Items]
Fund Name	State Street U.S. Core Equity Fund
Trading Symbol	SSAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street U.S. Core Equity Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Core Equity Fund	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
AssetsNet	$ 3,745,676,496
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$3,745,676,496 Number of Portfolio Holdings98 Portfolio Turnover Rate21%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors	15.0%
Interactive Media & Services	9.4%
Systems Software	6.7%
Technology Hardware, Storage & Peripherals	5.6%
Broadline Retail	4.7%
Pharmaceuticals	4.2%
Diversified Banks	3.4%
Financial Exchanges & Data	3.3%
Integrated Oil & Gas	3.0%
Transaction & Payment Processing Services	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	9.1%
Microsoft Corp.	5.8%
Apple, Inc.	5.6%
Alphabet, Inc., Class A	5.4%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.4%
Meta Platforms, Inc., Class A	3.1%
Exxon Mobil Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.8%

C000226666
Shareholder Report [Line Items]
Fund Name	State Street Income Fund
Trading Symbol	SSASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Income Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Income Fund	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[2]
AssetsNet	$ 278,197,882
Holdings Count | Holding	1,202
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$278,197,882 Number of Portfolio Holdings1,202 Portfolio Turnover Rate24%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Short-Term Investments	41.2%
U.S. Treasuries	34.3%
Corporate Notes	25.2%
Agency Mortgage Backed	24.1%
Non-Agency Collateralized Mortgage Obligations	11.1%
Asset Backed	1.6%
Agency Collateralized Mortgage Obligations	0.8%
Municipal Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 04/01/56	5.4%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 04/01/56	4.9%
U.S. Treasury Notes, 3.88%, due 07/31/27	4.6%
U.S. Treasury Notes, 4.63%, due 05/31/31	2.8%
U.S. Treasury Notes, 3.50%, due 10/31/27	2.8%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 04/01/56	2.2%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.2%
U.S. Treasury Notes, 4.00%, due 07/31/29	2.2%
U.S. Treasury Notes, 3.88%, due 08/15/33	2.1%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.0%

[1]	Annualized.
[2]	Annualized.